Expense Example - iShares US Small Cap Value Factor ETF - iShares US Small Cap Value Factor ETF	Oct. 22, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	$ 97